Shareholder Report, Average Annual Return (Details) WE0000000002535A_Dimensional World Equity ETF_Single_TSR Annual {Single}	12 Months Ended	25 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional World Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional World Equity ETF – NAV
Average Annual Return, Percent	18.53%	22.05%
MSCI All Country World IMI Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IMI Index (net div.)
Average Annual Return, Percent	22.00%	23.92%